Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 95.0%
Air Freight & Logistics – 0.4%
DSV Panalpina A/S	1,046	$200,048
Auto Components – 0.4%
Aisin Seiki Co Ltd	5,300	181,118
Automobiles – 0.7%
Ferrari NV	1,482	324,044
Banks – 6.1%
Bank Hapoalim BM	15,058	148,519
Bank Leumi Le-Israel BM	64,227	689,740
Chiba Bank Ltd	34,300	202,213
DBS Group Holdings Ltd	6,000	157,783
Erste Group Bank AG	4,493	162,931
Hang Seng Bank Ltd	4,200	80,792
Japan Post Bank Co Ltd#	50,400	405,987
Mediobanca SpA	9,459	95,826
Mizuho Financial Group Inc	12,000	153,624
National Australia Bank Ltd	4,491	107,854
Oversea-Chinese Banking Corp Ltd	16,100	146,371
Resona Holdings Inc	46,700	200,013
Royal Bank of Scotland Group PLC	31,177	87,710
United Overseas Bank Ltd	5,900	138,426
		2,777,789
Beverages – 0.2%
Davide Campari-Milano NV	7,497	87,192
Building Products – 4.9%
Geberit AG	2,963	1,824,345
LIXIL Group Corp	7,800	145,174
Xinyi Glass Holdings Ltd	104,000	249,848
		2,219,367
Capital Markets – 5.2%
Hong Kong Exchanges & Clearing Ltd	3,900	183,802
Partners Group Holding AG	1,154	1,433,924
Singapore Exchange Ltd	97,000	711,506
		2,329,232
Chemicals – 5.4%
EMS-Chemie Holding AG	504	487,660
Koninklijke DSM NV	5,152	920,635
Novozymes A/S	1,004	68,728
Shin-Etsu Chemical Co Ltd	3,300	502,954
Sika AG (REG)	1,353	445,827
		2,425,804
Construction Materials – 0.2%
James Hardie Industries PLC (CDI)	3,211	96,605
Containers & Packaging – 0.2%
Smurfit Kappa Group PLC	2,358	104,499
Diversified Financial Services – 0.5%
ORIX Corp	6,400	127,758
Sofina SA	279	101,165
		228,923
Diversified Telecommunication Services – 1.7%
BT Group PLC	75,892	180,848
Elisa Oyj	1,567	94,430
HKT Trust & HKT Ltd	150,000	205,867
Nippon Telegraph & Telephone Corp	6,800	197,619
Swisscom AG (REG)	161	96,678
		775,442
Electric Utilities – 0.9%
Verbund AG	3,627	381,843
Electronic Equipment, Instruments & Components – 0.6%
Kyocera Corp	5,000	281,090
Entertainment – 1.9%
Capcom Co Ltd	7,100	171,725
Konami Holdings Corp	1,600	101,149
Nexon Co Ltd	20,300	485,845
Nintendo Co Ltd	200	100,929
		859,648
Equity Real Estate Investment Trusts (REITs) – 2.5%
GLP J	150	228,349
Goodman Group	5,740	97,466

Shares or Principal Amounts		Value
Common Stocks– (continued)
Equity Real Estate Investment Trusts (REITs)– (continued)
Link	37,500	$319,640
Nippon Prologis Inc	165	482,675
		1,128,130
Food & Staples Retailing – 4.0%
Colruyt SA	3,658	151,663
J Sainsbury PLC	43,365	143,567
Kesko Oyj	24,203	667,935
Kobe Bussan Co Ltd	4,900	150,544
Koninklijke Ahold Delhaize NV	2,729	87,715
Woolworths Group Ltd	21,808	605,558
		1,806,982
Food Products – 3.4%
Barry Callebaut AG (REG)	70	163,941
Chocoladefabriken Lindt & Spruengli AG (PC)	9	106,747
Mowi ASA	5,561	149,984
Nestle SA (REG)	7,773	1,009,261
Yakult Honsha Co Ltd	2,400	128,120
		1,558,053
Gas Utilities – 0.3%
Hong Kong & China Gas Co Ltd	48,000	58,064
Snam SpA	14,299	82,565
		140,629
Health Care Equipment & Supplies – 5.0%
Coloplast A/S	10,461	1,584,627
Olympus Corp	7,600	144,411
Siemens Healthineers AG (144A)	2,013	124,806
Sonova Holding AG (REG)	648	270,325
Sysmex Corp	2,100	152,515
		2,276,684
Health Care Providers & Services – 0.3%
Amplifon SpA	2,718	121,347
Hotels, Restaurants & Leisure – 4.2%
Evolution Gaming Group AB (144A)	1,089	111,191
McDonald's Holdings Co Japan Ltd	9,100	379,088
Oriental Land Co Ltd/Japan	7,300	1,393,956
		1,884,235
Household Durables – 0.7%
Berkeley Group Holdings PLC/The*	2,838	138,111
Rinnai Corp	2,400	179,719
		317,830
Household Products – 0.2%
Reckitt Benckiser Group PLC	1,291	98,662
Industrial Conglomerates – 2.0%
Jardine Matheson Holdings Ltd	9,300	510,088
Toshiba Corp	10,600	402,291
		912,379
Information Technology Services – 0.9%
Adyen NV (144A)*	205	404,936
Insurance – 2.3%
Admiral Group PLC	11,633	389,620
Ageas SA/NV	3,747	188,544
Dai-ichi Life Holdings Inc	8,300	168,883
Sompo Holdings Inc	6,300	277,165
		1,024,212
Leisure Products – 1.1%
Bandai Namco Holdings Inc	6,300	477,333
Life Sciences Tools & Services – 4.1%
Eurofins Scientific SE	1,011	100,209
Lonza Group AG	1,167	845,609
QIAGEN NV*	9,966	489,121
Sartorius Stedim Biotech	968	396,677
		1,831,616
Machinery – 2.2%
Knorr-Bremse AG	1,558	119,681
Kone Oyj	4,682	245,188
Kurita Water Industries Ltd	7,000	258,414
Schindler Holding AG (PC)	473	100,861
Spirax-Sarco Engineering PLC	1,715	280,989
		1,005,133
Marine – 4.3%
Kuehne + Nagel International AG	4,422	1,253,159
Nippon Yusen KK	7,100	620,589

Shares or Principal Amounts		Value
Common Stocks– (continued)
Marine– (continued)
SITC International Holdings Co Ltd	23,000	$81,193
		1,954,941
Media – 0.6%
Publicis Groupe SA	4,285	260,263
Metals & Mining – 0.3%
Evolution Mining Ltd	36,790	119,510
Multiline Retail – 0.8%
Wesfarmers Ltd	9,963	374,255
Oil, Gas & Consumable Fuels – 2.2%
Neste Oyj	18,665	850,201
Shell PLC	5,676	155,742
		1,005,943
Paper & Forest Products – 0.3%
Svenska Cellulosa AB SCA	7,201	139,887
Personal Products – 0.8%
Shiseido Co Ltd	7,000	354,825
Pharmaceuticals – 5.9%
Astellas Pharma Inc	7,400	116,024
Daiichi Sankyo Co Ltd	7,800	171,148
Kyowa Kirin Co Ltd	4,500	104,419
Novo Nordisk A/S	19,696	2,181,656
Orion Oyj	2,031	92,148
		2,665,395
Professional Services – 1.0%
Wolters Kluwer NV	4,388	467,036
Real Estate Management & Development – 0.2%
Hongkong Land Holdings Ltd	21,800	106,344
Road & Rail – 1.2%
MTR Corp Ltd	14,500	78,257
Nippon Express Holdings Inc	6,900	474,367
		552,624
Semiconductor & Semiconductor Equipment – 1.6%
Tokyo Electron Ltd	1,400	718,982
Software – 4.6%
Dassault Systemes SE	12,980	639,501
Nice Ltd*	6,549	1,434,184
		2,073,685
Technology Hardware, Storage & Peripherals – 1.9%
FUJIFILM Holdings Corp	5,000	305,934
Logitech International SA	7,558	560,225
		866,159
Textiles, Apparel & Luxury Goods – 1.9%
Hermes International	256	363,056
Pandora A/S	5,247	496,506
		859,562
Tobacco – 0.8%
Imperial Brands PLC	5,462	114,987
Japan Tobacco Inc	4,000	68,484
Swedish Match AB	26,180	197,021
		380,492
Trading Companies & Distributors – 3.5%
ITOCHU Corp	43,500	1,475,851
Mitsubishi Corp	3,200	120,590
		1,596,441
Water Utilities – 0.3%
Severn Trent PLC	2,960	119,455
Wireless Telecommunication Services – 0.3%
KDDI Corp	1,900	62,418
Softbank Corp	5,200	60,787
		123,205
Total Common Stocks (cost $41,581,443)		42,999,809
Investment Companies– 3.9%
Money Markets – 3.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $1,788,276)	1,788,097	1,788,276
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº,£	244,120	244,120

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.2900%, 4/1/22	$61,030	$61,030
Total Investments Purchased with Cash Collateral from Securities Lending (cost $305,150)		305,150
Total Investments (total cost $43,674,869) – 99.6%		45,093,235
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		193,580
Net Assets – 100%		$45,286,815

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$12,735,079	28.2%
Switzerland	8,598,562	19.1
Denmark	4,531,565	10.1
Israel	2,272,443	5.0
United States	2,093,426	4.6
Netherlands	2,036,064	4.5
Finland	1,949,902	4.3
Hong Kong	1,792,702	4.0
France	1,659,497	3.7
United Kingdom	1,553,949	3.5
Australia	1,401,248	3.1
Singapore	1,154,086	2.6
Germany	733,608	1.6
Italy	710,974	1.6
Austria	544,774	1.2
Sweden	448,099	1.0
Belgium	441,372	1.0
Norway	149,984	0.3
Ireland	104,499	0.2
Luxembourg	100,209	0.2
China	81,193	0.2

Total	$45,093,235	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$341	$-	$-	$1,788,276
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	674∆	-	-	244,120
Total Affiliated Investments - 4.5%	$1,015	$-	$-	$2,032,396

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 3.9%
Money Markets - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	30,000	12,577,884	(10,819,608)	1,788,276
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	292,480	1,634,075	(1,682,435)	244,120

Notes to Schedule of Investments (unaudited)

CDI	Clearing House Electronic Subregister System Depositary Interest
LLC	Limited Liability Company
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2022 is $640,933, which represents 1.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

#	Loaned security; a portion of the security is on loan at March 31, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$-	$42,999,809	$-
Investment Companies	-	1,788,276	-
Investments Purchased with Cash Collateral from Securities Lending	-	305,150	-
Total Assets	$-	$45,093,235	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

On February 25, 2022, the Board of Trustees approved a plan to liquidate and terminate Janus Henderson International Managed Volatility Fund, effective on or about May 20, 2022 or at such other time as may be authorized by the Board of Trustees.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70281 05-22